Equity Incentive Plan - Non-Vested Shares (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Nonvested Stock
At beginning of period	1,569,102	995,152
Granted	1,069,500	695,000
Vested	(718,769)	(116,671)
Forfeited	(70,084)	(4,379)
At end of period	1,849,749	1,569,102
Weighted Average Grant Date Market Price
At beginning of period	$ 8.52	$ 10.44
Granted	$ 9.97	$ 6.4
Vested	$ 10.94	$ 12.34
Forfeited	$ 7.25	$ 7.31
At end of period	$ 8.51	$ 8.52